Financial assets and liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Borrowings
Borrowing arrangements	$ 121,039	$ 81,919
Less: transaction costs	(2,946)	(10,782)
Amortization of carrying amount, net of payments made	1,142	50,757
Total borrowings	119,235	121,894
Current	10,597	54,155
Non-current	108,638	67,739
Total borrowings	119,235	121,894
Borrowings - Credit-line facility
Borrowings
Current	10,597	0
Non-current	108,638	0
Borrowings - NovaQuest
Borrowings
Current	0	11,153
Non-current	0	67,739
Borrowings - Oaktree
Borrowings
Current	$ 0	$ 43,002